INVESTMENT IN PARENT COMPANY (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended	18 Months Ended	21 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Balance				17,873,054	17,873,054
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum				1.66%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum				1.74%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				77.06%
Other than Temporary Impairment Losses, Investments	$ 0	$ 0	$ 0	$ 323	$ 323	$ 323
Cost Method Short term investments				828	828
Cost Method Long term investments				401	401
Impairment on short term investments				180
Impairment on long term investments				$ 143
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				1 month 20 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				10 months 20 days